Investments in Unconsolidated Joint Ventures (Investments in Unconsolidated Joint Ventures) (Details)	12 Months Ended
	Dec. 31, 2013
Square 407 Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Properties	Market Square North
Equity Method Investment, Ownership Percentage	50.00%
The Metropolitan Square Associates LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	Metropolitan Square
Equity Method Investment, Ownership Percentage	51.00%
BP/CRF 901 New York Avenue LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	901 New York Avenue	[1]
Equity Method Investment, Ownership Percentage	25.00%	[1]
WP Project Developer LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	Wisconsin Place Land and Infrastructure	[2]
Equity Method Investment, Ownership Percentage	33.30%	[2]
RBP Joint Venture LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	N/A	[3]
Equity Method Investment, Ownership Percentage	50.00%	[3]
Boston Properties Office Value-Added Fund, L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Properties	N/A	[4]
Equity Method Investment, Ownership Percentage	39.50%	[4]
Annapolis Junction NFM, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	Annapolis Junction	[5]
Equity Method Investment, Ownership Percentage	50.00%	[5]
Number of real estate properties	2
Number of buildings under construction	1
Parcels of undeveloped land	2
2 GCT Venture LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	N/A	[6]
Equity Method Investment, Ownership Percentage	60.00%	[6]
540 Madison Venture LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	540 Madison Avenue
Equity Method Investment, Ownership Percentage	60.00%
125 West 55th Street Venture LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	N/A	[7]
Equity Method Investment, Ownership Percentage	60.00%	[7]
500 North Capitol LLC [Member]
Schedule of Equity Method Investments [Line Items]
Properties	500 North Capitol Street, NW
Equity Method Investment, Ownership Percentage	30.00%
Entity Owning Land And Infrastructure Of Project [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.30%

[1]	The Company’s economic ownership can increase based on the achievement of certain return thresholds.
[2]	The Company’s wholly-owned entity that owns the office component of the project also owns a 33.3% interest in the entity owning the land, parking and infrastructure of the project.
[3]	Eighth Avenue and 46th Street was sold on July 19, 2013.
[4]	The Company acquired Mountain View Research Park and Mountain View Technology Park from the Value-Added Fund on April 10, 2013 (See Note 3). As of December 31, 2013, the investment is comprised of undistributed cash.
[5]	Comprised of two buildings, one building under construction and two undeveloped land parcels.
[6]	Two Grand Central Tower was sold on October 25, 2011. As of December 31, 2013, the investment is comprised of undistributed cash.
[7]	125 West 55th Street was sold on May 30, 2013. As of December 31, 2013, the investment is comprised of undistributed cash.